RECEIVABLE FROM BROKER-DEALERS, FUTURE COMMISSION MERCHANTS AND CLEARING ORGANIZATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Receivable from broker-dealers and futures commission merchants	$ 3,709	$ 10,517	$ 9,001
Receivable from clearing organizations
Cash margin	111,718	128,572	113,161
Cash guarantee deposits	7,875	8,075	6,235
Total receivable from broker-dealers, futures commission merchants and clearing organizations	123,302	147,164	128,397
Liabilities
Payable to clearing organizations	745	2,746	749
Total payable to clearing organizations	$ 745	$ 2,746	$ 749